Debt Instruments Eligible as Capital (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
[custom:DebtInstrumentsEligibleToComposeCapital-0]	R$ 23,137,784	R$ 19,626,967
Tier I (1) [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Nov-18
Debt instruments eligible to compose capital maturity	No Term (Perpetual)
Debt instruments eligible to compose capital issuance value	1,250
Debt instruments eligible to compose capital interest rate (p.a)	7.250%
[custom:DebtInstrumentsEligibleToComposeCapital-0]		6,116,218
Financial Bills - Tier II (2) [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Nov-21
Debt instruments eligible to compose capital maturity	Nov-31
Debt instruments eligible to compose capital issuance value	5,300
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
[custom:DebtInstrumentsEligibleToComposeCapital-0]	R$ 7,995,673	7,072,124
Financial Bills - Tier II (2) 1 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Dec-21
Debt instruments eligible to compose capital maturity	Dec-31
Debt instruments eligible to compose capital issuance value	200
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
[custom:DebtInstrumentsEligibleToComposeCapital-0]	R$ 301,468	266,647
Financial Bills - Tier II (2) 2 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Oct-23
Debt instruments eligible to compose capital maturity	Oct-33
Debt instruments eligible to compose capital issuance value	6,000
Debt instruments eligible to compose capital interest rate (p.a)	CDI+1.6%
[custom:DebtInstrumentsEligibleToComposeCapital-0]	R$ 6,949,991	R$ 6,171,978
Financial Bills - Tier I (3) [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	Sep-24
Debt instruments eligible to compose capital maturity	No Term (Perpetual)
Debt instruments eligible to compose capital issuance value	7,600
Debt instruments eligible to compose capital interest rate (p.a)	CDI+1.4%
[custom:DebtInstrumentsEligibleToComposeCapital-0]	R$ 7,890,652